ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following as of December 31, 2025 and December 31, 2024:

	December 31,
	2025	2024
Accounts payable	$15,155,264	$16,863,559
Accrued liabilities	3,488,062	0
Total accounts payable and accrued expenses	$18,643,326	$16,863,559